Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name			Nicholas Limited Edition, Inc. - Class I
Account Value	$ 243,940	$ 243,940	$ 243,940	$ 217,929	$ 185,995	$ 243,632	$ 204,732	$ 166,814	$ 130,968	$ 132,290	$ 110,311	$ 98,168	$ 100,000
Average Annual Return, Percent	11.94%	7.90%	9.33%
CLASS N
Account Value [Line Items]
Line Graph and Table Measure Name			Nicholas Limited Edition, Inc. - Class N
Account Value	$ 23,697	$ 23,697	$ 23,697	21,238	18,181	23,879	20,116	16,424	12,923	13,098	10,954	9,781	10,000
Average Annual Return, Percent	11.58%	7.61%	9.01%
CLASS I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value	$ 326,036	$ 326,036	$ 326,036	263,341	209,072	258,775	205,931	170,349	130,018	137,210	113,275	100,479	100,000
Average Annual Return, Percent	23.81%	13.86%	12.55%
CLASS N | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Account Value	$ 32,604	$ 32,604	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent	23.81%	13.86%	12.55%
CLASS I | Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Growth Index
Account Value	$ 217,715	$ 217,715	$ 217,715	189,064	159,335	216,363	210,398	156,276	121,631	134,115	109,780	98,618	100,000
Average Annual Return, Percent	15.15%	6.86%	8.09%
CLASS I | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value	$ 212,232	$ 212,232	$ 212,232	190,278	162,729	204,528	178,130	148,491	118,296	132,937	115,953	95,586	100,000
Average Annual Return, Percent	11.54%	7.40%	7.82%
CLASS N | Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Growth Index
Account Value	$ 21,772	$ 21,772	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862	10,000
Average Annual Return, Percent	15.15%	6.86%	8.09%
CLASS N | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Account Value	$ 21,223	$ 21,223	$ 21,223	$ 19,028	$ 16,273	$ 20,453	$ 17,813	$ 14,849	$ 11,830	$ 13,294	$ 11,595	$ 9,559	$ 10,000
Average Annual Return, Percent	11.54%	7.40%	7.82%